Goodwill and Intangible Assets - Summary of Goodwill Has Been Re-Allocated to The CGUs Using a Relative Value Approach (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of information for cash-generating units [line items]
Goodwill	₨ 139,127	$ 1,902	₨ 131,012	₨ 116,980
Americas 1 [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	64,573		63,432
Americas 2 [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	34,038		32,392
Europe [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	26,641		22,149
Asia Pacific Middle East Africa [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	₨ 13,875		₨ 13,039